ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of	As of
	March 31, 2021	March 31, 2020
	USD	USD
Accrued payroll and benefits	293,324	342,485
Professional fees and other accrued expenses	849,183	807,114
	1,142,507	1,149,599